Revenue -Disaggregation of Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue
Disaggregation of revenue	¥ 2,262,983	¥ 2,147,577	¥ 1,566,552
Upfront franchise fees
Disaggregation of revenue
Disaggregation of revenue	38,066	32,356	29,841
Continuing franchise fees
Disaggregation of revenue
Disaggregation of revenue	757,158	554,227	351,933
Sales of hotel supplies and other products
Disaggregation of revenue
Disaggregation of revenue	516,865	514,557	421,217
Other transactions with the franchisees
Disaggregation of revenue
Disaggregation of revenue	48,754	119,161	123,316
Manachised hotels revenues
Disaggregation of revenue
Disaggregation of revenue	1,360,843	1,220,301	926,307
Room revenues
Disaggregation of revenue
Disaggregation of revenue	505,557	579,946	457,173
Food and beverage revenues
Disaggregation of revenue
Disaggregation of revenue	43,313	43,641	36,244
Others
Disaggregation of revenue
Disaggregation of revenue	4,059	6,651	3,053
Leased hotels revenues
Disaggregation of revenue
Disaggregation of revenue	552,929	630,238	496,470
Retail revenues
Disaggregation of revenue
Disaggregation of revenue	253,607	191,596	70,877
Others
Disaggregation of revenue
Disaggregation of revenue	¥ 95,604	¥ 105,442	¥ 72,898